CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common stock	Additional paid-in capital	Common stock and additional paid-in capital	Treasury stock	Accumulated other comprehensive income (loss)	Accumulated deficit
Beginning Balance (in shares) at Dec. 31, 2022		3,823,000
Beginning Balance at Dec. 31, 2022	$ 45,792	$ 4	$ 491,567		$ (16,746)	$ (1,639)	$ (427,394)
Beginning Balance, treasury stock (in shares) at Dec. 31, 2022					(1,029,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	2,198						2,198
Other comprehensive income (loss), translation adjustments	$ 349					349	0
Purchase of treasury stock (in shares)	(40,267)				(48,000)
Purchases of treasury stock	$ (959)				$ (959)
Purchase of restricted stock from employees (in shares)					(12,000)
Purchase of restricted stock from employees	(244)				$ (244)
Stock-based compensation and vesting of restricted stock units (in shares)		73,000
Stock-based compensation and vesting of restricted stock units	$ 1,469		1,469
Ending Balance, treasury stock (in shares) at Dec. 31, 2023	1,089,000				(1,089,000)
Ending Balance (in shares) at Dec. 31, 2023	2,807,000	3,896,000		3,896,000
Ending Balance at Dec. 31, 2023	$ 48,554	$ 4	493,036	$ 493,040	$ (17,949)	(1,290)	(425,247)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)						(636)
Net (loss) income	(2,898)						(2,898)
Other comprehensive income (loss), translation adjustments	(636)
Purchase of treasury stock (in shares)					(63,000)
Purchases of treasury stock	(936)				$ (936)
Purchase of restricted stock from employees (in shares)					(10,000)
Purchase of restricted stock from employees					$ (159)
Stock-based compensation expense (in shares)				99,000
Stock-based compensation expense				$ 378
Ending Balance, treasury stock (in shares) at Mar. 31, 2024					(1,162,000)
Ending Balance (in shares) at Mar. 31, 2024		2,833,000		3,995,000
Ending Balance at Mar. 31, 2024	$ 44,303			$ 493,418	$ (19,044)	(1,926)	(428,145)
Beginning Balance (in shares) at Dec. 31, 2023	2,807,000	3,896,000		3,896,000
Beginning Balance at Dec. 31, 2023	$ 48,554	$ 4	493,036	$ 493,040	$ (17,949)	(1,290)	(425,247)
Beginning Balance, treasury stock (in shares) at Dec. 31, 2023	1,089,000				(1,089,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	$ (4,770)						(4,770)
Other comprehensive income (loss), translation adjustments	$ (1,427)					(1,427)	0
Purchase of treasury stock (in shares)	(154,084)				(173,000)
Purchases of treasury stock	$ (2,775)				$ (2,775)
Purchase of restricted stock from employees (in shares)					(21,000)
Purchase of restricted stock from employees	(327)				$ (327)
Stock-based compensation and vesting of restricted stock units (in shares)		137,000
Stock-based compensation and vesting of restricted stock units	$ 1,173		1,173
Ending Balance, treasury stock (in shares) at Dec. 31, 2024	1,283,000				(1,283,000)
Ending Balance (in shares) at Dec. 31, 2024	2,750,000	4,033,000		4,033,000
Ending Balance at Dec. 31, 2024	$ 40,428	$ 4	$ 494,209	$ 494,213	$ (21,051)	(2,717)	(430,017)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)						424
Net (loss) income	(1,756)						(1,756)
Other comprehensive income (loss), translation adjustments	424
Purchase of treasury stock (in shares)					0
Purchases of treasury stock	$ 0				$ 0
Purchase of restricted stock from employees (in shares)					(1,000)
Purchase of restricted stock from employees					$ (8)
Stock-based compensation expense (in shares)				2,000
Stock-based compensation expense				$ 386
Ending Balance, treasury stock (in shares) at Mar. 31, 2025	1,284,000				(1,284,000)
Ending Balance (in shares) at Mar. 31, 2025	2,751,000	2,751,000		4,035,000
Ending Balance at Mar. 31, 2025	$ 39,474			$ 494,599	$ (21,059)	$ (2,293)	$ (431,773)